RS - Summary of equity-settled 2021 Restricted Stock Unit Plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 18, 2023	Jun. 15, 2022	Oct. 01, 2021	Aug. 06, 2021	Apr. 01, 2021
Restricted Stock Unit Plans [Line Items]
Exercise price of outstanding share options (in EUR per share)	€ 34.00	€ 13.21
MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance Term of Program in Years	3 years
Performance criteria								100.00%
Percentage of shares vested	0.00%							33.30%
Exercise price of outstanding share options (in EUR per share)					€ 18.46		€ 44.63
Expense from equity-settled share-based payment transactions	€ (27,091)	€ (219,040)	€ 1,260,750
Length for each performance period term	1 year
MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan | Top of range
Restricted Stock Unit Plans [Line Items]
Performance criteria								125.00%
MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan | Bottom of range
Restricted Stock Unit Plans [Line Items]
Performance criteria								0.00%
MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance criteria						175.00%
Exercise price of outstanding share options (in EUR per share)				€ 18.96	€ 18.46	€ 40.50